May 4, 2000



VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

         Re:  The Yacktman Funds, Inc.
              File Nos. 33-47044 and 811-6628
              Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of The Yacktman Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 11 to Form N-1A Registration Statement filed by the Company on April 20, 2000, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 11 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 20, 2000.

                                        Very truly yours,

                                        THE YACKTMAN FUNDS, INC.


                                        By: /s/ Donald A. Yacktman
                                            -------------------------------
                                            Donald A. Yacktman
                                            President